SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets	$ 72,475	$ 59,796	$ 58,362
Israel [Member]
Long-lived assets	68,832	58,200	56,735
Argentina [Member]
Long-lived assets	779	1,203	1,179
Mexico [Member]
Long-lived assets	381	386	445
Brazil [Member]
Long-lived assets	2,475
Other [Member]
Long-lived assets	$ 8	$ 7	$ 3